Credit Risk - Summary of Credit Rating of Financial Assets Subject to Credit Risk (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of internal credit grades [line items]
Loss allowance	£ (785.0)	£ (751.0)
Coverage	0.30%	0.30%
Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 316,322.0	£ 310,948.0	£ 300,286.0
Credit risk [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Loss allowance	(218.0)	(234.0)
Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	(0.9)	(0.8)
Financial assets	£ 318.3	£ 312.6
Coverage	0.30%	0.30%
Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.9	£ 0.8
Internal grade 9 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 67.3	64.8
Coverage	0.00%
Internal grade 9 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Internal grade 8 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 44.9	45.3
Coverage	0.00%
Internal grade 8 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Internal grade 7 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 89.3	84.7
Coverage	0.00%
Internal grade 7 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Internal grade 6 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 61.7	61.0
Coverage	0.00%
Internal grade 6 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Internal grade 5 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 23.8	£ 25.7
Coverage	0.40%	0.40%
Internal grade 5 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.1	£ 0.1
Internal grade 4 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 12.0	£ 12.7
Coverage	1.70%	1.60%
Internal grade 4 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.2	£ 0.2
Internal grade 3 to 1 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 6.8	£ 6.8
Coverage	8.80%	7.40%
Internal grade 3 to 1 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.6	£ 0.5
Other [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 13.4	12.4
Coverage	0.00%
Other [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	(0.8)	(0.7)
Financial assets	£ 276.8	£ 271.0
Coverage	0.30%	0.30%
Balance sheet exposures [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.8	£ 0.7
Balance sheet exposures [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	(0.8)	(0.7)
Financial assets	£ 240.7	£ 233.5
Coverage	0.30%	0.30%
Balance sheet exposures [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Loss allowance	£ (0.2)	£ (0.2)
Financial assets	£ 165.2	£ 157.8
Coverage	0.10%	0.10%
Balance sheet exposures [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.8	£ 0.7
Balance sheet exposures [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	0.2	0.2
Balance sheet exposures [member] | Cash and balances at central banks [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	0.0
Financial assets	£ 26.4	24.2
Coverage	0.00%
Balance sheet exposures [member] | Cash and balances at central banks [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	(0.8)	(0.7)
Financial assets	£ 207.5	£ 201.7
Coverage	0.40%	0.30%
Balance sheet exposures [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.8	£ 0.7
Balance sheet exposures [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	0.0
Financial assets	£ 2.5	3.5
Coverage	0.00%
Balance sheet exposures [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	0.0
Financial assets	£ 23.6	21.1
Coverage	0.00%
Balance sheet exposures [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	0.0
Financial assets	£ 7.1	7.2
Coverage	0.00%
Balance sheet exposures [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	0.0
Financial assets	£ 9.7	13.3
Coverage	0.00%
Balance sheet exposures [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 9 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 66.4	64.1
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 9 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 9 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 33.9	33.3
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 9 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 9.8	7.7
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 9 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 9 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	0.0
Balance sheet exposures [member] | Internal grade 9 [member] | Cash and balances at central banks [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 26.4	24.2
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 9 [member] | Cash and balances at central banks [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 9 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 11.4	10.0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 9 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 9 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.1	0.9
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 9 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 9 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 15.3	15.2
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 9 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 9 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 7.1	7.2
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 9 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 9 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 6.1	6.6
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 9 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 8 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 36.4	37.3
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 8 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 8 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 33.2	31.5
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 8 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 25.0	21.8
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 8 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 8 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	0.0
Balance sheet exposures [member] | Internal grade 8 [member] | Cash and balances at central banks [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 8 [member] | Cash and balances at central banks [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 8 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 30.6	27.5
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 8 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 8 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.2	0.2
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 8 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 8 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 2.4	3.8
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 8 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 8 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 8 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 8 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 3.2	5.8
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 8 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 7 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 81.0	75.8
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 7 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 7 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 80.6	75.1
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 7 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 71.9	69.0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 7 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 7 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	0.0
Balance sheet exposures [member] | Internal grade 7 [member] | Cash and balances at central banks [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 7 [member] | Cash and balances at central banks [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 7 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 75.4	72.4
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 7 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 7 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 1.0	1.4
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 7 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 7 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 4.2	1.3
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 7 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 7 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 7 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 7 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.4	0.7
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 7 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 6 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 53.6	52.0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 6 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 6 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 53.6	52.0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 6 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 42.9	42.8
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 6 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 6 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	0.0
Balance sheet exposures [member] | Internal grade 6 [member] | Cash and balances at central banks [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 6 [member] | Cash and balances at central banks [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 6 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 52.1	51.6
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 6 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 6 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 6 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 6 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 1.5	0.4
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 6 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 6 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 6 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 6 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 6 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 5 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 18.8	£ 20.3
Coverage	0.50%	0.50%
Balance sheet exposures [member] | Internal grade 5 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.1	£ 0.1
Balance sheet exposures [member] | Internal grade 5 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 18.8	£ 20.3
Coverage	0.50%	0.50%
Balance sheet exposures [member] | Internal grade 5 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 7.7	£ 7.8
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 5 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.1	0.1
Balance sheet exposures [member] | Internal grade 5 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	0.0
Balance sheet exposures [member] | Internal grade 5 [member] | Cash and balances at central banks [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 5 [member] | Cash and balances at central banks [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 5 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 18.8	£ 20.3
Coverage	0.50%	0.50%
Balance sheet exposures [member] | Internal grade 5 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.1	£ 0.1
Balance sheet exposures [member] | Internal grade 5 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 5 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 5 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 5 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 5 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 5 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 5 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 5 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 4 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 10.9	£ 11.4
Coverage	1.80%	1.80%
Balance sheet exposures [member] | Internal grade 4 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.2	£ 0.2
Balance sheet exposures [member] | Internal grade 4 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 10.9	£ 11.4
Coverage	1.80%	1.80%
Balance sheet exposures [member] | Internal grade 4 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 4.2	£ 4.7
Coverage	2.40%	2.10%
Balance sheet exposures [member] | Internal grade 4 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.2	£ 0.2
Balance sheet exposures [member] | Internal grade 4 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	0.1	0.1
Balance sheet exposures [member] | Internal grade 4 [member] | Cash and balances at central banks [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 4 [member] | Cash and balances at central banks [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 4 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 10.9	£ 11.4
Coverage	1.80%	1.80%
Balance sheet exposures [member] | Internal grade 4 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.2	£ 0.2
Balance sheet exposures [member] | Internal grade 4 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 4 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 4 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 4 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 4 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 4 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 4 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 4 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 6.2	£ 6.3
Coverage	8.10%	6.30%
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.5	£ 0.4
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 6.2	£ 6.3
Coverage	8.10%	6.30%
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 3.9	£ 4.2
Coverage	2.60%	2.40%
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.5	£ 0.4
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	0.1	0.1
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Cash and balances at central banks [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Cash and balances at central banks [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 6.2	£ 6.3
Coverage	8.10%	6.30%
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.5	£ 0.4
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Other [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 4.3	4.5
Coverage	0.00%
Balance sheet exposures [member] | Other [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Other [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 4.3	4.3
Coverage	0.00%
Balance sheet exposures [member] | Other [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Balance sheet exposures [member] | Other [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Other [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	0.0
Balance sheet exposures [member] | Other [member] | Cash and balances at central banks [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Balance sheet exposures [member] | Other [member] | Cash and balances at central banks [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Other [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 2.9	2.9
Coverage	0.00%
Balance sheet exposures [member] | Other [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Other [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 1.2	1.0
Coverage	0.00%
Balance sheet exposures [member] | Other [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Other [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.2	0.4
Coverage	0.00%
Balance sheet exposures [member] | Other [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Other [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Balance sheet exposures [member] | Other [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Balance sheet exposures [member] | Other [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0	0.2
Coverage	0.00%
Balance sheet exposures [member] | Other [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Off-Balance Sheet [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	(0.1)	(0.1)
Financial assets	£ 41.5	£ 41.6
Coverage	0.20%	0.20%
Off-Balance Sheet [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.1	£ 0.1
Off-Balance Sheet [member] | Internal grade 9 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.9	0.7
Coverage	0.00%
Off-Balance Sheet [member] | Internal grade 9 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Off-Balance Sheet [member] | Internal grade 8 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 8.5	8.0
Coverage	0.00%
Off-Balance Sheet [member] | Internal grade 8 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Off-Balance Sheet [member] | Internal grade 7 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 8.3	8.9
Coverage	0.00%
Off-Balance Sheet [member] | Internal grade 7 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Off-Balance Sheet [member] | Internal grade 6 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 8.1	9.0
Coverage	0.00%
Off-Balance Sheet [member] | Internal grade 6 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Off-Balance Sheet [member] | Internal grade 5 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 5.0	5.4
Coverage	0.00%
Off-Balance Sheet [member] | Internal grade 5 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Off-Balance Sheet [member] | Internal grade 4 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 1.1	1.3
Coverage	0.00%
Off-Balance Sheet [member] | Internal grade 4 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Off-Balance Sheet [member] | Internal grade 3 to 1 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.6	£ 0.5
Coverage	16.70%	20.00%
Off-Balance Sheet [member] | Internal grade 3 to 1 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.1	£ 0.1
Off-Balance Sheet [member] | Other [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 9.1	7.9
Coverage	0.00%
Off-Balance Sheet [member] | Other [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Loss allowance	0.0
Financial assets	£ 155.5	£ 146.8
Coverage	0.00%	8212.00%
Stage 1 [member] | Balance sheet exposures [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Cash and balances at central banks [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	0.0
Financial assets	£ 26.4	£ 24.2
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Cash and balances at central banks [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	(0.1)	(0.1)
Financial assets	£ 194.2	£ 188.3
Coverage	0.10%	0.10%
Stage 1 [member] | Balance sheet exposures [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.1	£ 0.1
Stage 1 [member] | Balance sheet exposures [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 2.5	3.5
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	0.0
Financial assets	£ 23.6	21.1
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	0.0
Financial assets	£ 7.1	7.2
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	0.0
Financial assets	£ 9.7	13.3
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 9.8	7.7
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Cash and balances at central banks [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 26.4	24.2
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Cash and balances at central banks [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 11.4	10.0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.1	0.9
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 15.3	15.2
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 7.1	7.2
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 6.1	6.6
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 25.0	21.8
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Cash and balances at central banks [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Cash and balances at central banks [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 30.6	27.5
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.2	0.2
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 2.4	3.8
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 3.2	5.8
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 71.7	68.8
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Cash and balances at central banks [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Cash and balances at central banks [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 75.0	72.2
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 1.0	1.4
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 4.2	1.3
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.4	0.7
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 42.0	41.6
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Cash and balances at central banks [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Cash and balances at central banks [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 50.9	50.3
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 1.5	0.4
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 5.7	5.5
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Cash and balances at central banks [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Cash and balances at central banks [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 16.1	17.6
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 1.1	1.2
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Cash and balances at central banks [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Cash and balances at central banks [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 6.2	£ 6.9
Coverage	1.60%	1.40%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.1	£ 0.1
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.2	0.2
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Cash and balances at central banks [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Cash and balances at central banks [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 1.2	1.1
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	0.0
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Other [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Other [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Other [member] | Cash and balances at central banks [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Other [member] | Cash and balances at central banks [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Other [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 2.9	2.8
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Other [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Other [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 1.2	1.0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Other [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Other [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.2	0.4
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Other [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Other [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Other [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Balance sheet exposures [member] | Other [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0	0.2
Coverage	0.00%
Stage 1 [member] | Balance sheet exposures [member] | Other [member] | Financial assets at fair value through other comprehensive income [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Off-Balance Sheet [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	0.0	(0.1)
Financial assets	£ 40.8	£ 41.1
Coverage	0.00%	0.20%
Stage 1 [member] | Off-Balance Sheet [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0	£ 0.1
Stage 1 [member] | Off-Balance Sheet [member] | Internal grade 9 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.9	0.7
Coverage	0.00%
Stage 1 [member] | Off-Balance Sheet [member] | Internal grade 9 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Off-Balance Sheet [member] | Internal grade 8 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 8.5	8.0
Coverage	0.00%
Stage 1 [member] | Off-Balance Sheet [member] | Internal grade 8 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Off-Balance Sheet [member] | Internal grade 7 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 8.3	8.9
Coverage	0.00%
Stage 1 [member] | Off-Balance Sheet [member] | Internal grade 7 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Off-Balance Sheet [member] | Internal grade 6 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 8.0	8.9
Coverage	0.00%
Stage 1 [member] | Off-Balance Sheet [member] | Internal grade 6 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Off-Balance Sheet [member] | Internal grade 5 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 4.7	5.3
Coverage	0.00%
Stage 1 [member] | Off-Balance Sheet [member] | Internal grade 5 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Off-Balance Sheet [member] | Internal grade 4 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 1.0	1.2
Coverage	0.00%
Stage 1 [member] | Off-Balance Sheet [member] | Internal grade 4 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 1 [member] | Off-Balance Sheet [member] | Internal grade 3 to 1 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.3	£ 0.3
Coverage	0.00%	33.30%
Stage 1 [member] | Off-Balance Sheet [member] | Internal grade 3 to 1 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0	£ 0.1
Stage 1 [member] | Off-Balance Sheet [member] | Other [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 9.1	7.9
Coverage	0.00%
Stage 1 [member] | Off-Balance Sheet [member] | Other [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 2 [member] | Balance sheet exposures [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Loss allowance	(0.1)	(0.1)
Financial assets	£ 8.1	£ 9.2
Coverage	1.20%	1.10%
Stage 2 [member] | Balance sheet exposures [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.1	£ 0.1
Stage 2 [member] | Balance sheet exposures [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	(0.3)	(0.3)
Financial assets	£ 11.4	£ 11.3
Coverage	2.60%	2.70%
Stage 2 [member] | Balance sheet exposures [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.3	£ 0.3
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.2	0.2
Coverage	0.00%
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.4	0.2
Coverage	0.00%
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.9	1.2
Coverage	0.00%
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 1.2	1.3
Coverage	0.00%
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 2.0	2.3
Coverage	0.00%
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 2.7	£ 2.7
Coverage	3.70%	3.70%
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.1	£ 0.1
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 3.1	£ 3.5
Coverage	3.20%	2.90%
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.1	£ 0.1
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 4.7	£ 4.5
Coverage	2.10%	2.20%
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.1	£ 0.1
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 2.0	2.1
Coverage	0.00%
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 2.7	£ 2.8
Coverage	3.70%	3.60%
Stage 2 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.1	£ 0.1
Stage 2 [member] | Balance sheet exposures [member] | Other [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 2 [member] | Balance sheet exposures [member] | Other [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 2 [member] | Balance sheet exposures [member] | Other [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0	0.1
Coverage	0.00%
Stage 2 [member] | Balance sheet exposures [member] | Other [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 2 [member] | Off-Balance Sheet [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	(0.1)
Financial assets	£ 0.6	0.4
Coverage	16.70%
Stage 2 [member] | Off-Balance Sheet [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.1
Stage 2 [member] | Off-Balance Sheet [member] | Internal grade 9 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 2 [member] | Off-Balance Sheet [member] | Internal grade 9 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 2 [member] | Off-Balance Sheet [member] | Internal grade 8 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 2 [member] | Off-Balance Sheet [member] | Internal grade 8 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 2 [member] | Off-Balance Sheet [member] | Internal grade 7 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 2 [member] | Off-Balance Sheet [member] | Internal grade 7 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 2 [member] | Off-Balance Sheet [member] | Internal grade 6 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.1	0.1
Coverage	0.00%
Stage 2 [member] | Off-Balance Sheet [member] | Internal grade 6 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 2 [member] | Off-Balance Sheet [member] | Internal grade 5 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.3	0.1
Coverage	0.00%
Stage 2 [member] | Off-Balance Sheet [member] | Internal grade 5 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 2 [member] | Off-Balance Sheet [member] | Internal grade 4 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.1	0.1
Coverage	0.00%
Stage 2 [member] | Off-Balance Sheet [member] | Internal grade 4 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 2 [member] | Off-Balance Sheet [member] | Internal grade 3 to 1 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.2	0.1
Coverage	50.00%
Stage 2 [member] | Off-Balance Sheet [member] | Internal grade 3 to 1 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.1
Stage 2 [member] | Off-Balance Sheet [member] | Other [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 2 [member] | Off-Balance Sheet [member] | Other [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 3 [member] | Balance sheet exposures [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Loss allowance	(0.1)	(0.1)
Financial assets	£ 1.6	£ 1.8
Coverage	6.30%	5.60%
Stage 3 [member] | Balance sheet exposures [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.1	£ 0.1
Stage 3 [member] | Balance sheet exposures [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	(0.4)	(0.3)
Financial assets	£ 1.9	£ 2.1
Coverage	21.10%	14.30%
Stage 3 [member] | Balance sheet exposures [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.4	£ 0.3
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 9 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 8 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 7 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 6 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 5 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 4 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 1.7	£ 1.9
Coverage	5.90%	5.30%
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.1	£ 0.1
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 2.3	£ 2.4
Coverage	17.40%	12.50%
Stage 3 [member] | Balance sheet exposures [member] | Internal grade 3 to 1 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.4	£ 0.3
Stage 3 [member] | Balance sheet exposures [member] | Other [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 3 [member] | Balance sheet exposures [member] | Other [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member] | Mortgages [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 3 [member] | Balance sheet exposures [member] | Other [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 3 [member] | Balance sheet exposures [member] | Other [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 3 [member] | Off-Balance Sheet [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Loss allowance	0.0
Financial assets	£ 0.1	0.1
Coverage	0.00%
Stage 3 [member] | Off-Balance Sheet [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 3 [member] | Off-Balance Sheet [member] | Internal grade 9 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 3 [member] | Off-Balance Sheet [member] | Internal grade 9 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 3 [member] | Off-Balance Sheet [member] | Internal grade 8 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 3 [member] | Off-Balance Sheet [member] | Internal grade 8 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 3 [member] | Off-Balance Sheet [member] | Internal grade 7 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 3 [member] | Off-Balance Sheet [member] | Internal grade 7 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 3 [member] | Off-Balance Sheet [member] | Internal grade 6 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 3 [member] | Off-Balance Sheet [member] | Internal grade 6 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 3 [member] | Off-Balance Sheet [member] | Internal grade 5 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 3 [member] | Off-Balance Sheet [member] | Internal grade 5 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 3 [member] | Off-Balance Sheet [member] | Internal grade 4 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 3 [member] | Off-Balance Sheet [member] | Internal grade 4 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 3 [member] | Off-Balance Sheet [member] | Internal grade 3 to 1 [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.1	£ 0.1
Coverage	0.00%
Stage 3 [member] | Off-Balance Sheet [member] | Internal grade 3 to 1 [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Stage 3 [member] | Off-Balance Sheet [member] | Other [member] | Credit risk [member] | Total exposure [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0
Coverage	0.00%
Stage 3 [member] | Off-Balance Sheet [member] | Other [member] | Credit risk [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Financial assets	£ 0.0